united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
		PORTFOLIO OF INVESTMENTS (Unaudited)
		December 31, 2014
	Shares			Value
		EXCHANGE TRADED FUNDS - 72.4%
		EQUITY FUND - 72.4%
	21,572	iShares MSCI France ETF		$ 531,750
	96,268	iShares MSCI Japan ETF		1,082,052
	16,897	iShares MSCI Switzerland Capped ETF		535,466
	60,173	iShares MSCI United Kingdom ETF		1,084,919
		TOTAL EXCHANGE TRADED FUNDS (Cost - $3,327,575)		3,234,187

		SHORT-TERM INVESTMENTS - 21.1%
		MONEY MARKET FUND - 21.1%
	941,103	STIT - Liquid Assets Portfolio, to yield 0.07% ** (Cost - $941,103)		941,103

		TOTAL INVESTMENTS - 93.5% (Cost - $4,268,678) (a)		$ 4,175,290
		OTHER ASSETS LESS LIABILITIES - NET - 6.5%		288,165
		NET ASSETS - 100.0%		$ 4,463,455

*	Non income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,617,218
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 5,312
			Unrealized depreciation	(447,240)
			Net unrealized depreciation	$ (441,928)

	LONG FUTURES CONTRACTS

	Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
	25	MSCI EAFE Index Mini, March 2015	$ 2,197,375	$ 13,900
			Net Unrealized Gain from Open Long Futures Contracts	$ 13,900

	* The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The counterparty for these future contracts is Bank of America Merrill Lynch.

	GOOD HARBOR TACTICAL CORE U.S. FUND
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2014
Shares			Value

	EXCHANGE TRADED FUNDS - 65.4%
	BOND FUND - 22.0%
1,223,550	iShares 7-10 Year Treasury Bond ETF		$ 129,684,064

	EQUITY FUNDS - 43.4%
619,758	iShares Core S&P 500 ETF		128,227,928
883,719	iShares Core S&P Mid-Cap ETF		127,962,512
			256,190,440

	TOTAL EXCHANGE TRADED FUNDS (Cost - $378,497,621)		385,874,504

	SHORT-TERM INVESTMENTS - 26.0%
	MONEY MARKET FUND - 26.0%
153,384,214	STIT - Liquid Assets Portfolio, to yield 0.07% * (Cost - $153,384,214)		153,384,214

	TOTAL INVESTMENTS - 91.4% (Cost - $531,881,835) (a)		$ 539,258,718
	OTHER ASSETS LESS LIABILITIES - NET - 8.6%		50,782,619
	NET ASSETS - 100.0%		$ 590,041,337

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $533,163,508 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 7,420,708
		Unrealized depreciation	(1,325,498)
		Net unrealized appreciation	$ 6,095,210

LONG FUTURES CONTRACTS

Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
1,312	Russell Mini Future, March 2015	$ 157,531,840	$ 7,567,445
294	S&P E-Mini Future, March 2015	30,171,750	440,390
209	S&P Midcap 400 Emini, March 2015	30,275,740	721,575
84	U.S. 10 Year Future, March 2015	10,650,948	(74,154)
31	U.S. Long Bond Future, March 2015	4,481,453	(35,344)
		Net Unrealized Gain from Open Long Futures Contracts	$ 8,619,912

* The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The counterparty for these open future contracts is Bank of America Merrill Lynch.

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	COMMON STOCK - 55.8%
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
320,397	NorthStar Asset Management Group, Inc.	$ 7,231,361

	LODGING - 3.9%
98,062	Starwood Hotels & Resots Worldwide, Inc.	7,949,887

	OIL & GAS - 6.5%
2,533,662	Pengrowth Energy Corp.	7,879,689
2,624,817	Penn West Petroleum Ltd.	5,459,619
		13,339,308
	PIPELINES - 5.5%
254,390	Williams Cos, Inc.^	11,432,287

	REAL ESTATE - 3.5%
102,137	WP Carey, Inc.	7,159,803

	REAL ESTATE INVESTMENT TRUSTS - 32.9%
317,113	Hospitality Properties Trust	9,830,503
940,406	Lexington Realty Trust	10,325,658
296,972	Northstar Realty Finance Corp.	5,220,768
176,847	Plum Creek Timber Co., Inc.	7,567,283
173,748	Ryman Hospitality Properties, Inc.	9,163,469
547,017	Starwood Property Trust, Inc.	12,712,675
179,183	Ventas, Inc.	12,847,421
		67,667,777

	TOTAL COMMON STOCK (Cost - $129,523,299)	114,780,423

	EXCHANGE TRADED FUNDS - 4.1%
477,624	Alerian MLP (Cost - $ 8,771,125)	8,367,973

Contracts +	PURCHASED PUT OPTIONS * - 5.7%
5,067	Pengrowth Energy Corp.
	Expiration Date January 2015, Strike Price $6.00	1,520,100
26,248	Penn West Petroleum
	Expiration Date March 2015, Strike Price $6.00	10,157,976
	TOTAL PURCHASED PUT OPTIONS (Cost - $3,602,097)	11,678,076

Shares	SHORT-TERM INVESTMENTS - 32.5%
	MONEY MARKET FUND - 32.5%
66,881,824	STIT - Liquid Assets Portfolio
	Institutional Class, to yield 0.07% ** (Cost - $66,881,824)	66,881,824

	TOTAL INVESTMENTS - 98.1% (Cost - $208,778,345) (a)	$ 201,708,296
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	3,845,652
	NET ASSETS - 100.0%	$ 205,553,948

Contracts +	WRITTEN CALL OPTIONS * - 0.0%	Value
1,271	Williams Cos., Inc.
	Expiration May 2015, Exercise Price $62.50	13,981

	TOTAL WRITTEN CALL OPTIONS (Premiums received - $274,418)	13,981

+ Each contract represents 100 shares of the underlying stock.
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
^ Security held as collateral for written call options outstanding.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $213,893,782, including options written, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 8,517,961
	Unrealized depreciation	(20,717,428)
	Net unrealized depreciation	$ (12,199,467)

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares			Value
EXCHANGE TRADED FUNDS - 61.9%
BOND FUNDS - 61.9%
3,958	iShares 3-7 Year Treasury Bond ETF (Cost - $483,632)		$ 484,103

SHORT-TERM INVESTMENTS - 20.5%
MONEY MARKET FUND - 20.5%
159,961	STIT - Liquid Assets Portfolio
	Institutional Class, to yield 0.07% ** (Cost $159,961)		159,961

	TOTAL INVESTMENTS - 82.4% (Cost - $643,593) (a)		$ 644,064
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.6%		137,911
	NET ASSETS - 100.0%		$ 781,975

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
ETF- Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $652,946 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 471
		Unrealized depreciation	(9,353)
		Net unrealized depreciation	$ (8,882)

LONG FUTURES CONTRACTS

Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
1	US 10 Year Future March 2015	$ 126,797	$ (172)
1	US Long Bond Future March 2015	144,563	2,500
		Net Unrealized Gain from Open Long Futures Contracts	$ 2,328

* The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The counterparty for these open future contracts is Bank of America Merrill Lynch.

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
	Shares		Value
SHORT-TERM INVESTMENTS - 95.4%
MONEY MARKET FUND - 95.4%
	111,699	Invesco Short Term Investments Trust - Liquid Assets Portfolio
		Institutional Class, to yield 0.07% * (Cost - $111,699)	$ 111,699

		TOTAL INVESTMENTS - 95.4% (Cost - $111,699) (a)	$ 111,699
		OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%	5,386
		NET ASSETS - 100.0%	$ 117,085

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $111,699 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	-
		Net unrealized appreciation	$ -

As of December 31, 2014, the following Forward Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Currency Contracts
					Unrealized
		Settlement	Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Amount Purchased	Market Value	/(Depreciation)
To Buy:
	Australian	1/16/2015	90,754	73,576	650
	British	1/16/2015	62,780	97,619	259
	Canadian	1/16/2015	66,627	57,140	385
	Euro	1/16/2015	77,541	95,360	(1,486)
	Japanese	1/16/2015	5,344,092	45,020	(430)
	New Zealand	1/16/2015	126,334	97,454	1,125
	Norwegian	1/16/2015	322,235	43,175	(200)
	Singapore	1/16/2015	76,355	58,071	(479)
	Swedish	1/16/2015	83,826	11,134	(432)
	Swiss	1/16/2015	18,559	19,164	(482)
			Total unrealized loss on forward foreign currency contracts		$ (1,090)
To Sell:
	Australian	1/16/2015	111,364	92,260	1,176
	British	1/16/2015	28,377	44,420	177
	Canadian	1/16/2015	4,391	3,825	34
	Euro	1/16/2015	67,703	84,009	2,045
	Japanese	1/16/2015	10,992,911	92,648	923
	New Zealand	1/16/2015	129,580	99,756	(1,356)
	Norwegian	1/16/2015	106,566	14,844	632
	Singapore	1/16/2015	61,411	46,952	632
	Swedish	1/16/2015	312,110	40,530	684
	Swiss	1/16/2015	119,502	123,093	2,793
			Total unrealized gain on forward foreign currency contracts		$ 7,740

See accompanying notes to financial statements.

		TACTICAL CORE U.S. II FUND
		PORTFOLIO OF INVESTMENTS (Unaudited)
		December 31, 2014
	Shares		Value

		EXCHANGE TRADED FUNDS - 81.3%
		EQUITY FUNDS - 81.3%
	135	iShares 7-10 Year Treasury Bond ETF	$ 14,308
	103	iShares Core S&P 500 ETF	21,311
	49	iShares Core S&P Mid-Cap ETF	7,095
	118	iShares Russell 200 Index ETF	14,121
	110	ProShares Ultra 7-10 Year Treasury	6,103
	43	ProShares Ultra MidCap400 *	3,165
	67	ProShares Russell 2000	6,059
	72	ProShares Ultra S&P500	9,238
		TOTAL EXCHANGE TRADED FUNDS (Cost - $81,058)	81,400

		SHORT-TERM INVESTMENTS - 5.8%
		MONEY MARKET FUND - 5.8%
	5,764	STIT - Liquid Assets Portfolio
		Institutional Class, to yield 0.07% * (Cost $5,764)	5,764

		TOTAL INVESTMENTS - 87.1% (Cost - $86,822) (a)	$ 87,164
		OTHER ASSETS IN EXCESS OF LIABILITIES - 12.9%	12,971
		NET ASSETS - 100.0%	$ 100,135

*	Non income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
	ETF- Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $87,524
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 505
		Unrealized depreciation	(865)
		Net unrealized depreciation	$ (360)

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange orboard of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.
Futures Contracts - The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Options Transactions - The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Funds may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.
The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 in valuing the Funds' investments measured at fair value:

Good Harbor Tactical Core U.S. Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 385,874,504	$ -	$ -	$ 385,874,504
Money Market Fund	153,384,214	-	-	153,384,214
Total	$ 539,258,718	$ -	$ -	$ 539,258,718
Derivatives:
Long Futures Contracts	$ 8,619,912	$ -	$ -	$ 8,619,912

Good Harbor Tactical Core Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 3,234,187	$ -	$ -	$ 3,234,187
Money Market Fund	941,103	-	-	941,103
Total	$ 4,175,290	$ -	$ -	$ 4,175,290
Derivatives:
Long Futures Contracts	$ 13,900	$ -	$ -	$ 13,900

Good Harbor Tactical Equity Income Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 114,780,423	$ -	$ -	$ 114,780,423
Exchange Traded Funds	8,367,973			8,367,973
Purchased Put Options	11,678,076	-	-	11,678,076
Money Market Fund	66,881,824	-	-	66,881,824
Total	$ 201,708,296	$ -	$ -	$ 201,708,296

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 13,981	$ -	$ -	$ 13,981
GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Good Harbor Tactical Core Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 484,103	$ -	$ -	$ 484,103
Money Market Fund	159,961	-	-	159,961
Total	$ 644,064	$ -	$ -	$ 644,064

Tactical Core U.S. II Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 81,400	$ -	$ -	$ 81,400
Money Market Fund	5,764	-	-	5,764
Total	$ 87,164	$ -	$ -	$ 87,164

Good Harbor Tactical Currency Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Money Market Fund	$ 111,699	$ -	$ -	$ 111,699
Total	$ 111,699	$ -	$ -	$ 111,699
Derivatives:
Forward Currency Exchange Contracts	$ -	$ 11,515	$ -	$ 11,515

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives:
Forward Currency Exchange Contracts	$ -	$ 4,864	$ -	$ 4,864

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of December 31, 2014, the amount of unrealized gain on futures contracts subject to equity price risk amounted to $8,619,912, $13,900, and $2,328 for the Good Harbor Tactical Core U.S. Fund, Good Harbor Tactical Developed Markets Fund, and Good Harbor Tactical Emerging Markets Fund, respectively.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Forward Foreign Currency Contracts – As foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statement of Operations. As of December 31, 2014, the amount of unrealized gain on forward foreign currency contracts subject to currency price risk amounted to $6,650 for the Good Harbor Tactical Currency Strategy Fund.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Options Contracts - The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option. As of December 31, 2014 the amount of unrealized appreciation on option contracts subject to equity price risk amounted to $8,336,416 for the Good Harbor Tactical Equity Income Fund

Underlying Investment in Other Investment Companies - The Tactical Core US Fund, the Tactical Equity Income Fund, and the Tactical Currency Strategy Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Invesco Short Term Investments Trust – Liquid Assets Portfolio. The Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov” or on the Funds’ websites and “www.Invesco.com”. As of December 31, 2014, the percentage of the Tactical Core US Fund’s net assets invested in theInvesco Short Term Investments Trust – Liquid Assets Portfolio was 26.0%, the percentage of the Tactical Equity Income Fund’s net assets invested in the Invesco Short Term Investments Trust – Liquid Assets Portfolio was 32.5%, and the percentage of the Tactical Currency Strategy Fund’s net assets invested in Invesco Short Term Investments Trust – Liquid Assets Portfolio was 95.4%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/24/2015

By

*/s/ Brian Curley

Brian Curley, Treasurer

Date 2/24/2015